Other operating income (expenses)	12 Months Ended
Dec. 31, 2017
Other operating income (expenses) [Abstract]
Other operating income (expenses)
28.	Other operating income (expenses)

Description	2017	2016	2015
		(Restated)	(Restated)
Impairment - CTR Itaboraí (Note 12)	(36,781)	(44,790)	(10,788)
Impairment - Resicontrol (Note 12)	-	-	(4,054)
Impairment - Água e Solo (Note 12)	(404)	-	-
Gain on remeasurement of interest previously held of Catanduva (Note 9)	724	-	-
Capital loss on disposal of Estrans (1.3.5)	-	-	(12,087)
Write-off of the CDR Pedreira call option (Note 1.3.3)	-	(20,865)	(10,705)
Gain on sale of property, plant and equipment	415	2,123	-
Donations	(3,249)	(1,883)	(2,030)
Realization of tax credit relating to prior periods (a)	9,679	13,298	22,605
Other operating (expenses) income, net	(243)	(25,821)	(7,669)
Total	(29,859)	(77,938)	(24,728)

(a)
Taxes paid in connection with the acquisition of materials and equipment, which Estre has not used to offset against the payment of other taxes in the years in which such receivables were generated, but that as a result of a further analysis of the applicable tax law, Estre subsequently recognized as recoverable taxes against income.